Supplemental Financial Statement Disclosures (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,903	$ 6,764	$ 5,035
Less: accumulated depreciation	(2,628)	(1,689)	(450)
Property and equipment, net	3,275	5,075	4,585
Warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	806	806
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	337	324
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,566	1,466	1,417
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,157	3,131	$ 1,814
Showroom Inventory [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,037	$ 1,037